Appendix IV: Financial Instruments - Interest Rate Swaps (Details) - Interest rate swaps € in Millions	Dec. 31, 2020 EUR (€)
Non trading purposes | Fair value | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ (388)
Non trading purposes | Fair value | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(5)
Non trading purposes | Fixed to fix | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading purposes | Fixed to fix | 2021 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading purposes | Fixed to fix | 2022 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading purposes | Fixed to fix | 2023 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading purposes | Fixed to fix | 2024 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading purposes | Fixed to fix | 2025 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading purposes | Fixed to fix | Subsequent years | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading purposes | Fixed to fix | Fair value | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	1
Non trading purposes | Fixed to floating | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	1.11%
Average spread (as a percent)	0.47%
Non trading purposes | Fixed to floating | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	1.91%
Average spread (as a percent)	1.18%
Non trading purposes | Fixed to floating | 2021 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	1.71%
Average spread (as a percent)	0.60%
Non trading purposes | Fixed to floating | 2021 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	1.61%
Average spread (as a percent)	1.68%
Non trading purposes | Fixed to floating | 2022 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	1.02%
Average spread (as a percent)	1.06%
Non trading purposes | Fixed to floating | 2022 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	1.73%
Average spread (as a percent)	0.92%
Non trading purposes | Fixed to floating | 2023 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	1.50%
Average spread (as a percent)	0.46%
Non trading purposes | Fixed to floating | 2023 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	1.74%
Average spread (as a percent)	1.77%
Non trading purposes | Fixed to floating | 2024 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	0.80%
Average spread (as a percent)	0.24%
Non trading purposes | Fixed to floating | 2024 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	3.55%
Average spread (as a percent)	0.00%
Non trading purposes | Fixed to floating | 2025 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	0.59%
Average spread (as a percent)	0.32%
Non trading purposes | Fixed to floating | 2025 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Non trading purposes | Fixed to floating | Subsequent years | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	0.52%
Average spread (as a percent)	0.05%
Non trading purposes | Fixed to floating | Subsequent years | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Non trading purposes | Fixed to floating | Fair value | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ (622)
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Non trading purposes | Fixed to floating | Fair value | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ (24)
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Non trading purposes | Floating to fixed | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	0.76%
Average spread (as a percent)	0.16%
Non trading purposes | Floating to fixed | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	2.14%
Average spread (as a percent)	0.00%
Non trading purposes | Floating to fixed | 2021 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	0.14%
Average spread (as a percent)	2.75%
Non trading purposes | Floating to fixed | 2021 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Non trading purposes | Floating to fixed | 2022 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	1.30%
Average spread (as a percent)	0.00%
Non trading purposes | Floating to fixed | 2022 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	1.93%
Average spread (as a percent)	0.00%
Non trading purposes | Floating to fixed | 2023 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	1.02%
Average spread (as a percent)	0.00%
Non trading purposes | Floating to fixed | 2023 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Non trading purposes | Floating to fixed | 2024 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	1.26%
Average spread (as a percent)	0.00%
Non trading purposes | Floating to fixed | 2024 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	2.52%
Average spread (as a percent)	0.00%
Non trading purposes | Floating to fixed | 2025 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	0.65%
Average spread (as a percent)	0.00%
Non trading purposes | Floating to fixed | 2025 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Non trading purposes | Floating to fixed | Subsequent years | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	0.37%
Average spread (as a percent)	0.11%
Non trading purposes | Floating to fixed | Subsequent years | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Non trading purposes | Floating to fixed | Fair value | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 233
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Non trading purposes | Floating to fixed | Fair value | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 19
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Non trading purposes | Receiving leg | Fixed to fix | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ (175)
Average interest rate (as a percent)	0.00%
Non trading purposes | Receiving leg | Fixed to fix | 2021 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ (100)
Average interest rate (as a percent)	0.00%
Non trading purposes | Receiving leg | Fixed to fix | 2022 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ (75)
Average interest rate (as a percent)	0.00%
Non trading purposes | Receiving leg | Fixed to fix | 2023 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	0.00%
Non trading purposes | Receiving leg | Fixed to fix | 2024 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	0.00%
Non trading purposes | Receiving leg | Fixed to fix | 2025 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	0.00%
Non trading purposes | Receiving leg | Fixed to fix | Subsequent years | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	0.00%
Non trading purposes | Receiving leg | Fixed to fix | Fair value | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ (126)
Average interest rate (as a percent)	0.00%
Non trading purposes | Receiving leg | Fixed to floating | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ (21,635)
Non trading purposes | Receiving leg | Fixed to floating | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(1,215)
Non trading purposes | Receiving leg | Fixed to floating | 2021 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(6,120)
Non trading purposes | Receiving leg | Fixed to floating | 2021 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(277)
Non trading purposes | Receiving leg | Fixed to floating | 2022 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(3,718)
Non trading purposes | Receiving leg | Fixed to floating | 2022 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(522)
Non trading purposes | Receiving leg | Fixed to floating | 2023 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(2,974)
Non trading purposes | Receiving leg | Fixed to floating | 2023 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(277)
Non trading purposes | Receiving leg | Fixed to floating | 2024 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(2,093)
Non trading purposes | Receiving leg | Fixed to floating | 2024 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(139)
Non trading purposes | Receiving leg | Fixed to floating | 2025 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(1,665)
Non trading purposes | Receiving leg | Fixed to floating | 2025 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading purposes | Receiving leg | Fixed to floating | Subsequent years | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(5,065)
Non trading purposes | Receiving leg | Fixed to floating | Subsequent years | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading purposes | Receiving leg | Fixed to floating | Fair value | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(13,045)
Non trading purposes | Receiving leg | Fixed to floating | Fair value | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(407)
Non trading purposes | Receiving leg | Floating to fixed | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(5,218)
Non trading purposes | Receiving leg | Floating to fixed | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(384)
Non trading purposes | Receiving leg | Floating to fixed | 2021 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(220)
Non trading purposes | Receiving leg | Floating to fixed | 2021 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading purposes | Receiving leg | Floating to fixed | 2022 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(359)
Non trading purposes | Receiving leg | Floating to fixed | 2022 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(245)
Non trading purposes | Receiving leg | Floating to fixed | 2023 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(1,997)
Non trading purposes | Receiving leg | Floating to fixed | 2023 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading purposes | Receiving leg | Floating to fixed | 2024 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(470)
Non trading purposes | Receiving leg | Floating to fixed | 2024 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(139)
Non trading purposes | Receiving leg | Floating to fixed | 2025 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(50)
Non trading purposes | Receiving leg | Floating to fixed | 2025 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading purposes | Receiving leg | Floating to fixed | Subsequent years | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(2,122)
Non trading purposes | Receiving leg | Floating to fixed | Subsequent years | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading purposes | Receiving leg | Floating to fixed | Fair value | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(5,210)
Non trading purposes | Receiving leg | Floating to fixed | Fair value | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	(383)
Non trading purposes | Paying leg | Fixed to fix | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 175
Average interest rate (as a percent)	0.91%
Non trading purposes | Paying leg | Fixed to fix | 2021 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 100
Average interest rate (as a percent)	1.18%
Non trading purposes | Paying leg | Fixed to fix | 2022 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 75
Average interest rate (as a percent)	0.55%
Non trading purposes | Paying leg | Fixed to fix | 2023 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	0.00%
Non trading purposes | Paying leg | Fixed to fix | 2024 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	0.00%
Non trading purposes | Paying leg | Fixed to fix | 2025 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	0.00%
Non trading purposes | Paying leg | Fixed to fix | Subsequent years | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 0
Average interest rate (as a percent)	0.00%
Non trading purposes | Paying leg | Fixed to fix | Fair value | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 127
Average interest rate (as a percent)	0.00%
Non trading purposes | Paying leg | Fixed to floating | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	€ 21,635
Non trading purposes | Paying leg | Fixed to floating | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	1,215
Non trading purposes | Paying leg | Fixed to floating | 2021 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	6,120
Non trading purposes | Paying leg | Fixed to floating | 2021 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	277
Non trading purposes | Paying leg | Fixed to floating | 2022 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	3,718
Non trading purposes | Paying leg | Fixed to floating | 2022 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	522
Non trading purposes | Paying leg | Fixed to floating | 2023 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	2,974
Non trading purposes | Paying leg | Fixed to floating | 2023 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	277
Non trading purposes | Paying leg | Fixed to floating | 2024 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	2,093
Non trading purposes | Paying leg | Fixed to floating | 2024 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	139
Non trading purposes | Paying leg | Fixed to floating | 2025 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	1,665
Non trading purposes | Paying leg | Fixed to floating | 2025 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading purposes | Paying leg | Fixed to floating | Subsequent years | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	5,065
Non trading purposes | Paying leg | Fixed to floating | Subsequent years | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading purposes | Paying leg | Fixed to floating | Fair value | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	12,423
Non trading purposes | Paying leg | Fixed to floating | Fair value | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	383
Non trading purposes | Paying leg | Floating to fixed | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	5,218
Non trading purposes | Paying leg | Floating to fixed | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	384
Non trading purposes | Paying leg | Floating to fixed | 2021 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	220
Non trading purposes | Paying leg | Floating to fixed | 2021 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading purposes | Paying leg | Floating to fixed | 2022 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	359
Non trading purposes | Paying leg | Floating to fixed | 2022 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	245
Non trading purposes | Paying leg | Floating to fixed | 2023 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	1,997
Non trading purposes | Paying leg | Floating to fixed | 2023 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading purposes | Paying leg | Floating to fixed | 2024 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	470
Non trading purposes | Paying leg | Floating to fixed | 2024 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	139
Non trading purposes | Paying leg | Floating to fixed | 2025 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	50
Non trading purposes | Paying leg | Floating to fixed | 2025 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading purposes | Paying leg | Floating to fixed | Subsequent years | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	2,122
Non trading purposes | Paying leg | Floating to fixed | Subsequent years | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	0
Non trading purposes | Paying leg | Floating to fixed | Fair value | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for trading	5,443
Non trading purposes | Paying leg | Floating to fixed | Fair value | USD
Disclosure of financial assets [line items]
Derivative financial assets held for trading	402
Derivative instruments | Fair value | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	2,221
Derivative instruments | Fair value | USD
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(2,939)
Derivative instruments | Fair value | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(193)
Derivative instruments | Fair value | CLP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	5
Derivative instruments | Fair value | CHF
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(4)
Derivative instruments | Fair value | COP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 9
Derivative instruments | Fixed to floating | EUR
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.78%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | USD
Disclosure of financial assets [line items]
Average interest rate (as a percent)	2.96%
Average spread (as a percent)	0.03%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | GBP
Disclosure of financial assets [line items]
Average interest rate (as a percent)	3.58%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | CLP
Disclosure of financial assets [line items]
Average interest rate (as a percent)	4.90%
Average spread (as a percent)	1.27%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | CHF
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.75%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | 2021 | EUR
Disclosure of financial assets [line items]
Average interest rate (as a percent)	1.29%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | 2021 | USD
Disclosure of financial assets [line items]
Average interest rate (as a percent)	3.44%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | 2021 | GBP
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | 2021 | CLP
Disclosure of financial assets [line items]
Average interest rate (as a percent)	4.90%
Average spread (as a percent)	1.27%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | 2021 | CHF
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | 2022 | EUR
Disclosure of financial assets [line items]
Average interest rate (as a percent)	1.20%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | 2022 | USD
Disclosure of financial assets [line items]
Average interest rate (as a percent)	1.74%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | 2022 | GBP
Disclosure of financial assets [line items]
Average interest rate (as a percent)	3.67%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | 2022 | CLP
Disclosure of financial assets [line items]
Average interest rate (as a percent)	4.90%
Average spread (as a percent)	1.27%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | 2022 | CHF
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.75%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | 2023 | EUR
Disclosure of financial assets [line items]
Average interest rate (as a percent)	1.54%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | 2023 | USD
Disclosure of financial assets [line items]
Average interest rate (as a percent)	1.85%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | 2023 | GBP
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | 2023 | CLP
Disclosure of financial assets [line items]
Average interest rate (as a percent)	4.90%
Average spread (as a percent)	1.27%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | 2023 | CHF
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | 2024 | EUR
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | 2024 | USD
Disclosure of financial assets [line items]
Average interest rate (as a percent)	2.36%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | 2024 | GBP
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | 2024 | CLP
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | 2024 | CHF
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | 2025 | EUR
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.32%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | 2025 | USD
Disclosure of financial assets [line items]
Average interest rate (as a percent)	1.30%
Average spread (as a percent)	1.03%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | 2025 | GBP
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | 2025 | CLP
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | 2025 | CHF
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | Subsequent years | EUR
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.70%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | Subsequent years | USD
Disclosure of financial assets [line items]
Average interest rate (as a percent)	3.12%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | Subsequent years | GBP
Disclosure of financial assets [line items]
Average interest rate (as a percent)	3.42%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | Subsequent years | CLP
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | Subsequent years | CHF
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Fixed to floating | Fair value | EUR
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ (162)
Derivative instruments | Fixed to floating | Fair value | USD
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ (2,939)
Derivative instruments | Fixed to floating | Fair value | GBP
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ (193)
Derivative instruments | Fixed to floating | Fair value | CLP
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ (1)
Derivative instruments | Fixed to floating | Fair value | CHF
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ (4)
Derivative instruments | Floating to fixed | EUR
Disclosure of financial assets [line items]
Average interest rate (as a percent)	1.17%
Average spread (as a percent)	0.01%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Floating to fixed | CLP
Disclosure of financial assets [line items]
Average interest rate (as a percent)	2.22%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Floating to fixed | COP
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.49%
Average spread (as a percent)	4.20%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Floating to fixed | 2021 | EUR
Disclosure of financial assets [line items]
Average interest rate (as a percent)	2.75%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Floating to fixed | 2021 | CLP
Disclosure of financial assets [line items]
Average interest rate (as a percent)	3.26%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Floating to fixed | 2021 | COP
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Floating to fixed | 2022 | EUR
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.12%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Floating to fixed | 2022 | CLP
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.69%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Floating to fixed | 2022 | COP
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Floating to fixed | 2023 | EUR
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Floating to fixed | 2023 | CLP
Disclosure of financial assets [line items]
Average interest rate (as a percent)	1.54%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Floating to fixed | 2023 | COP
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Floating to fixed | 2024 | EUR
Disclosure of financial assets [line items]
Average interest rate (as a percent)	2.30%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Floating to fixed | 2024 | CLP
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Floating to fixed | 2024 | COP
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Floating to fixed | 2025 | EUR
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.54%
Average spread (as a percent)	0.15%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Floating to fixed | 2025 | CLP
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Floating to fixed | 2025 | COP
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	3.54%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Floating to fixed | Subsequent years | EUR
Disclosure of financial assets [line items]
Average interest rate (as a percent)	1.09%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Floating to fixed | Subsequent years | CLP
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Floating to fixed | Subsequent years | COP
Disclosure of financial assets [line items]
Average interest rate (as a percent)	3.39%
Average spread (as a percent)	8.09%
Derivative financial assets held for hedging	€ 0
Derivative instruments | Floating to fixed | Fair value | EUR
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 2,383
Derivative instruments | Floating to fixed | Fair value | CLP
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 6
Derivative instruments | Floating to fixed | Fair value | COP
Disclosure of financial assets [line items]
Average interest rate (as a percent)	0.00%
Average spread (as a percent)	0.00%
Derivative financial assets held for hedging	€ 9
Derivative instruments | Receiving leg | Fixed to floating | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(3,800)
Derivative instruments | Receiving leg | Fixed to floating | USD
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(12,344)
Derivative instruments | Receiving leg | Fixed to floating | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(1,336)
Derivative instruments | Receiving leg | Fixed to floating | CLP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(9)
Derivative instruments | Receiving leg | Fixed to floating | CHF
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(139)
Derivative instruments | Receiving leg | Fixed to floating | 2021 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(1,500)
Derivative instruments | Receiving leg | Fixed to floating | 2021 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(1,475)
Derivative instruments | Receiving leg | Fixed to floating | 2021 | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Fixed to floating | 2021 | CLP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(3)
Derivative instruments | Receiving leg | Fixed to floating | 2021 | CHF
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Fixed to floating | 2022 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(250)
Derivative instruments | Receiving leg | Fixed to floating | 2022 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(596)
Derivative instruments | Receiving leg | Fixed to floating | 2022 | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(891)
Derivative instruments | Receiving leg | Fixed to floating | 2022 | CLP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(3)
Derivative instruments | Receiving leg | Fixed to floating | 2022 | CHF
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(139)
Derivative instruments | Receiving leg | Fixed to floating | 2023 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(1,500)
Derivative instruments | Receiving leg | Fixed to floating | 2023 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(715)
Derivative instruments | Receiving leg | Fixed to floating | 2023 | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Fixed to floating | 2023 | CLP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(3)
Derivative instruments | Receiving leg | Fixed to floating | 2023 | CHF
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Fixed to floating | 2024 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Fixed to floating | 2024 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(72)
Derivative instruments | Receiving leg | Fixed to floating | 2024 | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Fixed to floating | 2024 | CLP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Fixed to floating | 2024 | CHF
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Fixed to floating | 2025 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(125)
Derivative instruments | Receiving leg | Fixed to floating | 2025 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(368)
Derivative instruments | Receiving leg | Fixed to floating | 2025 | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Fixed to floating | 2025 | CLP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Fixed to floating | 2025 | CHF
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Fixed to floating | Subsequent years | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(425)
Derivative instruments | Receiving leg | Fixed to floating | Subsequent years | USD
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(9,118)
Derivative instruments | Receiving leg | Fixed to floating | Subsequent years | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(445)
Derivative instruments | Receiving leg | Fixed to floating | Subsequent years | CLP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Fixed to floating | Subsequent years | CHF
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Fixed to floating | Fair value | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(3,957)
Derivative instruments | Receiving leg | Fixed to floating | Fair value | USD
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(14,567)
Derivative instruments | Receiving leg | Fixed to floating | Fair value | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(1,523)
Derivative instruments | Receiving leg | Fixed to floating | Fair value | CLP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(9)
Derivative instruments | Receiving leg | Fixed to floating | Fair value | CHF
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(143)
Derivative instruments | Receiving leg | Floating to fixed | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(11,750)
Derivative instruments | Receiving leg | Floating to fixed | CLP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(264)
Derivative instruments | Receiving leg | Floating to fixed | COP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(250)
Derivative instruments | Receiving leg | Floating to fixed | 2021 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(522)
Derivative instruments | Receiving leg | Floating to fixed | 2021 | CLP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(114)
Derivative instruments | Receiving leg | Floating to fixed | 2021 | COP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Floating to fixed | 2022 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(192)
Derivative instruments | Receiving leg | Floating to fixed | 2022 | CLP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(17)
Derivative instruments | Receiving leg | Floating to fixed | 2022 | COP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Floating to fixed | 2023 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Floating to fixed | 2023 | CLP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(133)
Derivative instruments | Receiving leg | Floating to fixed | 2023 | COP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Floating to fixed | 2024 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(700)
Derivative instruments | Receiving leg | Floating to fixed | 2024 | CLP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Floating to fixed | 2024 | COP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Floating to fixed | 2025 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(1,054)
Derivative instruments | Receiving leg | Floating to fixed | 2025 | CLP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Floating to fixed | 2025 | COP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(214)
Derivative instruments | Receiving leg | Floating to fixed | Subsequent years | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(9,282)
Derivative instruments | Receiving leg | Floating to fixed | Subsequent years | CLP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Receiving leg | Floating to fixed | Subsequent years | COP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(36)
Derivative instruments | Receiving leg | Floating to fixed | Fair value | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(11,358)
Derivative instruments | Receiving leg | Floating to fixed | Fair value | CLP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	(264)
Derivative instruments | Receiving leg | Floating to fixed | Fair value | COP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Fixed to floating | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	3,800
Derivative instruments | Paying leg | Fixed to floating | USD
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	12,344
Derivative instruments | Paying leg | Fixed to floating | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	1,336
Derivative instruments | Paying leg | Fixed to floating | CLP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	9
Derivative instruments | Paying leg | Fixed to floating | CHF
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	139
Derivative instruments | Paying leg | Fixed to floating | 2021 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	1,500
Derivative instruments | Paying leg | Fixed to floating | 2021 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	1,475
Derivative instruments | Paying leg | Fixed to floating | 2021 | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Fixed to floating | 2021 | CLP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	3
Derivative instruments | Paying leg | Fixed to floating | 2021 | CHF
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Fixed to floating | 2022 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	250
Derivative instruments | Paying leg | Fixed to floating | 2022 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	596
Derivative instruments | Paying leg | Fixed to floating | 2022 | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	891
Derivative instruments | Paying leg | Fixed to floating | 2022 | CLP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	3
Derivative instruments | Paying leg | Fixed to floating | 2022 | CHF
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	139
Derivative instruments | Paying leg | Fixed to floating | 2023 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	1,500
Derivative instruments | Paying leg | Fixed to floating | 2023 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	715
Derivative instruments | Paying leg | Fixed to floating | 2023 | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Fixed to floating | 2023 | CLP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	3
Derivative instruments | Paying leg | Fixed to floating | 2023 | CHF
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Fixed to floating | 2024 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Fixed to floating | 2024 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	72
Derivative instruments | Paying leg | Fixed to floating | 2024 | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Fixed to floating | 2024 | CLP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Fixed to floating | 2024 | CHF
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Fixed to floating | 2025 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	125
Derivative instruments | Paying leg | Fixed to floating | 2025 | USD
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	368
Derivative instruments | Paying leg | Fixed to floating | 2025 | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Fixed to floating | 2025 | CLP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Fixed to floating | 2025 | CHF
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Fixed to floating | Subsequent years | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	425
Derivative instruments | Paying leg | Fixed to floating | Subsequent years | USD
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	9,118
Derivative instruments | Paying leg | Fixed to floating | Subsequent years | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	445
Derivative instruments | Paying leg | Fixed to floating | Subsequent years | CLP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Fixed to floating | Subsequent years | CHF
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Fixed to floating | Fair value | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	3,795
Derivative instruments | Paying leg | Fixed to floating | Fair value | USD
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	11,628
Derivative instruments | Paying leg | Fixed to floating | Fair value | GBP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	1,330
Derivative instruments | Paying leg | Fixed to floating | Fair value | CLP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	8
Derivative instruments | Paying leg | Fixed to floating | Fair value | CHF
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	139
Derivative instruments | Paying leg | Floating to fixed | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	11,750
Derivative instruments | Paying leg | Floating to fixed | CLP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	264
Derivative instruments | Paying leg | Floating to fixed | COP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	250
Derivative instruments | Paying leg | Floating to fixed | 2021 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	522
Derivative instruments | Paying leg | Floating to fixed | 2021 | CLP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	114
Derivative instruments | Paying leg | Floating to fixed | 2021 | COP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Floating to fixed | 2022 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	192
Derivative instruments | Paying leg | Floating to fixed | 2022 | CLP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	17
Derivative instruments | Paying leg | Floating to fixed | 2022 | COP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Floating to fixed | 2023 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Floating to fixed | 2023 | CLP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	133
Derivative instruments | Paying leg | Floating to fixed | 2023 | COP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Floating to fixed | 2024 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	700
Derivative instruments | Paying leg | Floating to fixed | 2024 | CLP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Floating to fixed | 2024 | COP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Floating to fixed | 2025 | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	1,054
Derivative instruments | Paying leg | Floating to fixed | 2025 | CLP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Floating to fixed | 2025 | COP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	214
Derivative instruments | Paying leg | Floating to fixed | Subsequent years | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	9,282
Derivative instruments | Paying leg | Floating to fixed | Subsequent years | CLP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	0
Derivative instruments | Paying leg | Floating to fixed | Subsequent years | COP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	36
Derivative instruments | Paying leg | Floating to fixed | Fair value | EUR
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	13,741
Derivative instruments | Paying leg | Floating to fixed | Fair value | CLP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	270
Derivative instruments | Paying leg | Floating to fixed | Fair value | COP
Disclosure of financial assets [line items]
Derivative financial assets held for hedging	€ 9